Consolidated statement of shareholder's equity (USD $)	0 Months Ended				9 Months Ended
	Feb. 12, 2014	Nov. 26, 2013	Jul. 29, 2013	Jul. 01, 2013	Mar. 31, 2014
Increase (Decrease) in Shareholders' Equity
Issuance	$ 97,175,941	$ 362,198,636	$ 229,991,012
Net income/(loss) for the period					2,833,843
Balance					692,199,432
Common stock
Increase (Decrease) in Shareholders' Equity
Issuance	56,492	240,715	186,443	1
Issuance (in shares)	5,649,200	24,071,506	18,644,324	100
Cancellation			(1)
Cancellation (in shares)			(100)		(18)
Balance					483,650
Balance (in shares)					48,365,012
Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Issuance	97,119,449	361,957,921	229,804,569	99
Cancellation			(99)
Balance					688,881,939
Retained Earnings
Increase (Decrease) in Shareholders' Equity
Net income/(loss) for the period					2,833,843
Balance					2,833,843
Due from shareholder
Increase (Decrease) in Shareholders' Equity
Issuance				(100)
Cancellation			$ 100